Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Equity Investments in Subsidiaries (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Banco de Galicia y Buenos Aires S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	754,748,461	668,549,353
Equity Investment %	99.998%	100.00%
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	0	1,244,048,856
Equity Investment %	0.00%	99.99%
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	158,500,537	20,000
Equity Investment %	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	71,310	71,310
Equity Investment %	99.99%	99.99%
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	1,000
Equity Investment %	100.00%	100.00%
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	1,000
Equity Investment %	100.00%	100.00%
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	100
Equity Investment %	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,933,542,601	27,727,278
Equity Investment %	100.00%	100.00%
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	95,392,000	95,392,000
Equity Investment %	100.00%	100.00%
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	846,328,042	1,830,887
Equity Investment %	100.00%	100.00%
Galicia Ventures Corp.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	10,000	0
Equity Investment %	100.00%	0.00%
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000	1,000
Equity Investment %	100.00%	100.00%
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,000,000	1,000,000
Equity Investment %	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	0	1,791,487
Equity Investment %	0.00%	100.00%
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	0	748,712,987,065
Equity Investment %	0.00%	100.00%
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	0	11,513,929
Equity Investment %	0.00%	100.00%
GGAL Seguros S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	37,855,000	37,855,000
Equity Investment %	100.00%	100.00%
GGAL Seguros de Retiro S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	49,803,430	49,803,430
Equity Investment %	100.00%	100.00%
IGAM LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	100
Equity Investment %	100.00%	100.00%
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	809,611,333	809,611,333
Equity Investment %	100.00%	100.00%
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1	1
Equity Investment %	100.00%	100.00%
INVIU Manager Investment Ltd.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1	1
Equity Investment %	100.00%	100.00%
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,500	1,500
Equity Investment %	100.00%	100.00%
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	2,439,992,000	2,439,992,000
Equity Investment %	100.00%	100.00%
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1	1
Equity Investment %	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	300,000,000	300,000,000
Equity Investment %	100.00%	100.00%
Vestly Advisory LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	0
Equity Investment %	100.00%	0.00%
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	100
Equity Investment %	100.00%	100.00%
Vestly Capital LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100	0
Equity Investment %	100.00%	0.00%
Vestly Group Corp.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	10,000	0
Equity Investment %	100.00%	0.00%
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,500	1,500
Equity Investment %	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	26,816,107,017	1,712,567,500
Equity Investment %	100.00%	100.00%
NHI(UK) Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	19,000,000	19,000,000
Equity Investment %	100.00%	100.00%
N-xers S.A. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	405,816,000	405,816,000
Equity Investment %	100.00%	100.00%
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	358,395,538	32,717,429
Equity Investment %	100.00%	100.00%
Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	66,055,068,160	4,512,697,946
Equity Investment %	99.44%	99.43%
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	2,896	2,896
Equity Investment %	100.00%	100.00%
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	1,756,704,458	1,756,704,458
Equity Investment %	100.00%	100.00%
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Shareholding	100,000	100,000
Equity Investment %	100.00%	100.00%